Related Parties - Summary of Products Acquisition from Pemex Industrial Transformation (Detail) - Pemex Industrial Transformation $ in Thousands	Dec. 31, 2022 MXN ($)
Disclosure of transactions between related parties [line items]
Product	$ 32,785,646
Heavy fuel oil
Disclosure of transactions between related parties [line items]
Product	17,204,708
Industrial diesel
Disclosure of transactions between related parties [line items]
Product	13,679,071
Other countries
Disclosure of transactions between related parties [line items]
Product	966,841
Fuel oil
Disclosure of transactions between related parties [line items]
Product	584,976
Natural Gas
Disclosure of transactions between related parties [line items]
Product	349,735
Freights
Disclosure of transactions between related parties [line items]
Product	$ 315